Short-Term Investments	12 Months Ended
Dec. 31, 2025
Short-Term Investments [Abstract]
SHORT-TERM INVESTMENTS

6. SHORT-TERM INVESTMENTS

Short-term investment comprised of the following:

	As of December 31, 2025
	Level 1	Level 2	Level 3	Total	Total
	RMB	RMB	RMB	RMB	US$
Bank Wealth Management	—	15,000	—	15,000	2,145
	—	15,000	—	15,000	2,145
	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
Bank Wealth Management	—	9,085	—	9,085
	—	9,085	—	9,085

As of December 31, 2024 and 2025, the Company had short-term investments, which mainly consists of wealth management products purchased from commercial banks, in the amount of RMB9,085 and RMB15,000 (US$2,145), respectively. These wealth management products bear a highest expected rate of return ranging from 1.65% – 4.00%. For the years ended December 31, 2023, 2024 and 2025, the Company recorded investment income of RMB1,101, RMB1,452 and investment income of RMB634 (US$91) in the consolidated statements of income and comprehensive income, respectively.